Effect of fluctuations in foreign currency exchange rates - (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in equity [abstract]
Reserve for currency exchange conversion	$ (38,024)	$ (4,921)	$ (8,042)
Comercial Hydro S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	1,004	1,004	1,004
SQMC Internacional Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(9)	(9)
Proinsa Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(10)	(10)
Comercial Agrorama Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	192	188	175
Isapre Norte Grande Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	(239)	(147)	(130)
Almacenes y Depósitos Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	662	568
Sacal S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(3)	(3)
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(41)	(38)
Agrorama S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	814	730	666
SQM Vitas Fzco
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,714)	(1,164)	(3,614)
Ajay Europe
Changes in equity [abstract]
Reserve for currency exchange conversion	(2,152)	(1,529)	(1,911)
SQM Oceanía Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(579)	(579)	(579)
SQM Indonesia S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	(124)	(124)	(124)
Azure Minerals
Changes in equity [abstract]
Reserve for currency exchange conversion	(33,080)	0	0
SQM Holland B.V.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	99	99
SQM Thailand Limited
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(68)	(68)
SQM Europe
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(1,983)	(1,983)
SQM Australia Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,265)	(1,643)	(1,642)
Pavoni And C. SpA
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(224)	(363)
Pirra Lithium Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(135)	0	0
Sichuan Dixin New Energy Co., Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(714)	0	0
SQM Colombia S.A.S.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(80)	(80)
Others
Changes in equity [abstract]
Reserve for currency exchange conversion	$ (32)	$ 0	$ 0